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                    UNITED INVESTORS LIFE INSURANCE COMPANY
                  RetireMAP Deferred Variable Annuity Policy


  Supplement dated October 1, 1999 to Prospectus and Statement of Additional
                         Information dated May 1, 1999

The following information supplements and supersedes any contrary information in the RetireMAP Prospectus and Statement of Additional Information.

Effective immediately for policies numbered W000001000 and greater, the contact address located on the Cover Page of the Prospectus and the Statement of Additional Information, and in the "Inquiries" section on Page 8 of the Prospectus has changed. If you have questions about your policy or need to make changes, contact your financial representative who sold you the policy, or contact us at:

     United Investors Life Insurance Company
     Variable Products Division
     P.O. Box 10287
     Birmingham, AL  35202-0287
     Telephone:  (800) 453-1271



This Supplement is dated October 1, 1999.

Please keep this Supplement with your Prospectus or Statement of Additional Information dated May 1, 1999, for the RetireMAP Deferred Variable Annuity Policy.

Form U-1153-C, Ed. 10/99